Assets Held for Sale (Details Textural)	3 Months Ended					12 Months Ended
	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Number of vessels sold						8	23
Additional expenses for vessels sold						$ 800,000
Proceeds from sale of assets held for sale						271,376,000	$ 281,050,000	$ 0
Gain (Loss) on Disposition of Assets	$ (12,433,000)	$ (261,793,000)	$ (324,000)	$ (119,604,000)	$ (31,752,000)	$ (11,433,000)	$ (397,472,000)	(55,487,000)
Number of vessels held for sale							7
Capesize Vessels Converted to LR1 Tankers [Member]
Gain (Loss) on Disposition of Assets								$ (55,487,000)
Number of vessels held for sale								3
Capesize converted to LR2 Tankers [Member] | Fixed price option to exercise purchase of additional LR2 vessels [Member] | Scorpio Tankers [Member]
Number of options granted to related party to Purchase LR2							2
Additional expenses for vessels sold							$ 4,415,000